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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number          811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

803 West Michigan Street, Milwaukee, WI	53233
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon
803 West Michigan Street, Milwaukee, WI 53233

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end:            December 31

Date of reporting period:          December 31, 2012 (Fund Inception) - June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Jackson Park Capital (JPC) Proxy Voting	2013

	Ticker		Shareholder		Issuer	Shareholder	Board	JPC
Issuing Company	Symbol	CUSIP	Meeting Date	Proposals	Proposal	Proposal	Recommendation	Vote	Notes
Leucadia National Corporation	LUK	527288104	2/28/2013	1. Approve issuance of common shares of Leucadia to stockholders of Jefferies Group in connection with merger plan dated November 11, 2012	Yes		For	Not voted	JPC missed vote due to mail delivery
				2. Approve amendment to already contained transfer restrictions preventing any person from becoming a 5% or more shareholder for purposes of Section 382 of IRS code of 1986	Yes		For	Not voted
				3. Approve, on an advisory basis, executive compensation	Yes		For	Not voted
				4. Adjourn special meeting if necessary to solicit additional proxies if there are not sufficient votes at time of the special meeting	Yes		For	Not voted

Exelon Corporation	EXC	30161N101	4/23/2013	1. Election of Directors	Yes		For	Not voted	JPC missed vote due to mail delivery
				2. Ratification of the appointment of PricewaterhouseCoopers LLP as our independent accounting firm for 2013	Yes		For	Not voted
				3. Advisory vote on the compensation of our named executive officers	Yes		For	Not voted
				4. Proposal to approve Amended & Restated Employee Stock Purchase Plan	Yes		For	Not voted

Expeditors International	EXPD	302130109	4/23/2013	1a. Through 1j. Election of Directors	Yes		For	Not voted	JPC missed vote due to mail delivery
				2. Approve, on an advisory basis, executive compensation	Yes		For	Not voted
				3. Approve and ratify adoption of 2013 stock option plan	Yes		For	Not voted
				4. Ratify appointment of KPMG LLP as company's independent registered public accounting firm	Yes		For	Not voted
				5. Shareholder proposal regarding executives to retain signficant stock		Yes	Against	Not voted

Suncor Energy	SU	867224107	4/30/2013	1. Election of Directors	Yes		For	Not voted	JPC missed vote due to mail delivery
				2. Ratification of the appointment of PricewaterhouseCoopers LLP as our independent accounting firm for 2013	Yes		For	Not voted
				3. Approve the increase in the number of shares by 23 million for stock option plan	Yes		For	Not voted
				4. Accept the approach to executive compensation disclosed in the accompanying management proxy circular	Yes		For	Not voted

GlaxoSmithKline PLC	GSK	0925288GB	5/1/2013	1. To receive and adopt the Directors' Report and the Financial Statements	Yes		For	Not voted	JPC missed vote due to mail delivery
				2. through 17. Election of Directors	Yes		For	Not voted
				18. to reappoint auditors	Yes		For	Not voted
				19. to determine remuneration of auditors	Yes		For	Not voted
				20. To authorise the company and its subsidiaries to make donations to political organisations and incur political expenditure	Yes		For	Not voted
				21. To authorise shares	Yes		For	Not voted
				22. To disapply pre-emption rights	Yes		For	Not voted
				23. To authorise the company to purchase its own shares	Yes		For	Not voted
				24. To authorise exemption from statement of name of senior statutory auditor	Yes		For	Not voted
				25. To authorise reduced notice of a general meeting other than an AGM	Yes		For	Not voted

Direct TV	DTV	25490A309	5/2/2013	1. Election of Directors	Yes		For	Not voted	JPC missed vote due to mail delivery
				2. Ratify Deloitte & Touche LLP as independent auditors	Yes		For	Not voted
				3. Advisory vote to approve the resolution on the compensation of named executive officers	Yes		For	Not voted
				4. Shareholder proposal to prohibit accelerated vesting of equity awards upon a change in control		Yes	Against	Not voted
				5. Shareholder proposal to require that an independent board member be the chairman of the Company		Yes	Against	Not voted
				6. Shareholder proposal to grant a right to shareholders to act by written consent		Yes	Against	Not voted

Abbvie Inc.	ABBV	00287Y109	5/6/2013	1. Election of Directors	Yes		For	Not voted	JPC missed vote due to mail delivery
				2. Ratification of the appointment of Ernst & Young LLP as our independent accounting firm for 2013	Yes		For	Not voted
				3. Approve, on an advisory basis, executive compensation	Yes		For	Not voted
				4. Approve, on an advisory basis, frequency of advisory stockholder vote to approve executive compensation	Yes		For	Not voted
				5. Approval of the 2013 incentive stock program	Yes		For	Not voted

NPS Pharmaceuticals	NPSP	62936P103	5/7/2013	1.1 to 1.8 Election of Directors	Yes		For	Not voted	JPC missed vote due to mail delivery
				2. Approve amended and restated 2005 omnibus incentive plan, including increasing number of shares available by 3.5 million shares	Yes		For	Not voted
				3. Approve, on an advisory basis, executive compensation	Yes		For	Not voted
				4. Ratify appointment of KPMG LLP as company's independent registered public accounting firm	Yes		For	Not voted

LPL Financial Holdings Inc.	LPLA	50212V100	5/8/2013	1. Election of Directors	Yes		For	Not voted	JPC missed vote due to mail delivery
				2. Approve an increase of the size of the Board of Director's from nine seats to eleven seats	Yes		For	Not voted
				3. Proposal to ratify independent public accounting firm for 2013	Yes		For	Not voted
				4. Proposal to approve the LPL Financial Holdings Inc. 2013 Employee Stock Purchase Plan	Yes		For	Not voted

SBA Communications Corporation	SBAC	78388J106	5/9/2013	1. Election of Directors	Yes		For	Not voted	JPC missed vote due to mail delivery
				2. Ratification of the appointment of Ernst & Young LLP as our independent accounting firm for 2013	Yes		For	Not voted
				3. Approve, on an advisory basis, executive compensation	Yes		For	Not voted

Express Scripts Holding Company	ESRX	30219G108	5/9/2013	1. Election of Directors	Yes		For	Not voted	JPC missed vote due to mail delivery
				2. Ratify Pricewaterhouse Coopers LLP as independent auditors	Yes		For	Not voted
				3. Approve, on an advisory basis, executive compensation	Yes		For	Not voted

Loews Corporation	L	540424108	5/14/2013	1. Election of Directors	Yes		For	Not voted	JPC missed vote due to mail delivery
				2. Approve, on an advisory basis, executive compensation	Yes		For	Not voted
				3. Ratify Deloitte & Touche LLP as independent auditors	Yes		For	Not voted

American International Group, Inc.	AIG	026874784	5/15/2013	1. Election of Directors	Yes		For	Not voted	JPC missed vote due to mail delivery
				2. To approve the American International Group, Inc. 2013 Omnibus Incentive Plan	Yes		For	Not voted
				3. To vote upon a non-binding shareholder resolution to approve executive compensation	Yes		For	Not voted
				4. To recommend, by non-binding vote, the frequency of future executive compensation votes	Yes		For	Not voted
				5. To act upon a proposal to ratify the selection of PricewaterhouseCoopers LLP as AIG's independent registered public accounting firm for 2013	Yes		For	Not voted
				6. To act upon a shareholder proposal relating to restricting service on other boards by directors of AIG		Yes	Against	Not voted

State Street Corporation	STT	857477103	5/15/2013	1. To elect 11 directors	Yes		For	Not voted	JPC missed vote due to mail delivery
				2. To approve an advisory proposal on executive compensation	Yes		For	Not voted
				3. To ratify the selection of Ernst & Young LLP as State Street's independent registered public accounting firm for the year ending December 31, 2013	Yes		For	Not voted

Halliburton Company	HAL	406216101	5/15/2013	1. Election of Directors	Yes		For	Not voted	JPC missed vote due to mail delivery
				2. Proposal for Ratification of the Selection of Auditors	Yes		For	Not voted
				3. Consider Advisory Approval of Executive Compensation	Yes		For	Not voted
				4. Proposal to Amend and Restate the Halliburton Company Stock and Incentive Plan	Yes		For	Not voted
				5. Stockholder Proposal on Human Rights Policy		Yes	Against	Not voted

Intel Corporation	INTC	458140100	5/16/2013	1. Election of Directors	Yes		For	Not voted	JPC missed vote due to mail delivery
				2. Ratification of selection of Ernst & Young LLP as our independent registered public accounting firm for the current year	Yes		For	Not voted
				3. Advisory Vote to Approve Executive Compensation	Yes		For	Not voted
				4. Approval of amendment and extension of the 2006 Equity Incentive Plan	Yes		For	Not voted
				5. Stockholder proposal titled "Executives to Retain Significant Stock"		Yes	Against	Not voted

Potash Corporation	POT	73755L107	5/16/2013	1. Election of Directors	Yes		For	Not voted	JPC missed vote due to mail delivery
				2. Ratify Deloitte & Touche LLP as independent auditors	Yes		For	Not voted
				3. Resolution approving adoption of new performance option plan attached in Appendix C	Yes		For	Not voted
				4. Advisory resolution accepting the corporation's approach to executive compensation disclosed in the accompanying management proxy circular	Yes		For	Not voted

CME Group	CME	12572Q105	5/22/2013	1. Election of Directors	Yes		For	For
				2. Ratification of the appointment of Ernst & Young LLP as our independent accounting firm for 2013	Yes		For	For
				3. Advisory vote on the compensation of our named executive officers	Yes		For	For
				4. Shareholder proposal regarding proxy access		Yes	Against	Against

Ross Stores	ROST	778296103	5/22/2013	1. To elect three Class II and three Class III Directors for a one-year term as proposed in the accompanying Proxy Statement	Yes		For	Not voted	JPC missed vote due to mail delivery
				2. Approval of certain provisions of 2008 Equity Incentive Plan	Yes		For	Not voted
				3. Advisory vote to approve the resolution on the compensation of named executive officers	Yes		For	Not voted
				4. To ratify the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the fiscal year ending Februay 1, 2014	Yes		For	Not voted

Monster Worldwide Inc.	MWW	611742107	6/4/2013	1. Election of Directors	Yes		For	For
				2. RATIFICATION OF THE APPOINTMENT OF BDO USA, LLP AS MONSTER WORLDWIDE, INC.'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2013.	Yes		For	For
				3. ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.	Yes		For	For

Devon Energy Corporation	DVN	25179M103	6/5/2013	1. Election of Directors	Yes		For	For
				2. Advisory Vote to Approve Executive Compensation	Yes		For	For
				3. Ratify the appointment of the Company's Independent Auditors for 2013	Yes		For	For
				4. Report Disclosing Lobbying Policies and Practices		Yes	Against	Against
				5. Majority Vote Standard for Director Elections		Yes	Against	For	JPC believes Majority Vote standard versus higher standards is preferred to avoid entrenchment
				6. Right to Act by Written Consent		Yes	Against	Against
				7. OTHER MATTERS: In its discretion, to vote with respect to any other matters that may come up before the meeting or any adjournment thereof, inlcuding matters incident to its conduct		Yes	Against	Against

Yahoo! Inc.	YHOO	984332106	6/25/2013	1. Election of Directors	Yes		For	For
				2. Approve, on an advisory basis, executive compensation	Yes		For	For
				3. Ratify the appointment of the Company's Independent Auditors for 2013	Yes		For	For
				4. SHAREHOLDER PROPOSAL REGARDING SOCIAL RESPONSIBILITY REPORT, IF PROPERLY PRESENTED AT THE ANNUAL MEETING.		Yes	Against	Against
				5. SHAREHOLDER PROPOSAL REGARDING POLITICAL DISCLOSURE AND ACCOUNTABILITY, IF PROPERLY PRESENTED AT THE ANNUAL MEETING.		Yes	Against	Against

Bed Bath & Beyond Inc.	BBBY	075896100	6/28/2013	1. Election of Directors	Yes		For	For
				2. Ratify appointment of KPMG LLP as company's independent registered public accounting firm for 2013	Yes		For	For
				3. Approve, on an advisory basis, executive compensation	Yes		For	For

Leucadia National Corporation	LUK	527288104	7/25/2013	1. Election of Directors	Yes		For	For
				2. Approve, on an advisory basis, executive compensation	Yes		For	For
				3. Ratify the appointment of the Company's Independent Auditors for 2013	Yes		For	For
				4. Approval of amended and restated 2003 incentive compensation plan	Yes		For	For
				5. Approval of amended and restated 1999 Directors' stock compensation plan	Yes		For	For
				6. All other business	Yes		For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Investment Managers Series Trust

By (Signature and Title)*		/s/ John Zader
John Zader, President
Date	8/5/2013

* Print the name and title of each signing officer under his or her signature.